Operating Segments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments**			Total
Particulars	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
Consolidated revenue	174,361	57,013	88,712	235,814	67,976	157,267	65,009	24,895	39,896	36,345	13,556	18,047	511,529	163,440	303,922
Add: Customer inducement costs recorded as a reduction of revenue*	75,779	23,513	67,090	265,706	18,652	41,545	17,688	667	1,814	1,985	76	798	361,158	42,908	111,247
Less: Service cost**	420	293	311	141,404	19,146	54,760	7,060	2,712	3,397	383	66	282	149,267	22,217	58,750
Adjusted Margin	249,720	80,233	155,491	360,116	67,482	144,052	75,637	22,850	38,313	37,947	13,566	18,563	723,420	184,131	356,419
Other income													1,063	3,672	3,490
Personnel expenses													(129,836)	(105,661)	(116,924)
Marketing and sales promotion expenses													(166,603)	(22,741)	(51,033)
Customer inducement costs recorded as a reduction of revenue*													(361,158)	(42,908)	(111,247)
Certain loyalty program costs related to "All other segments"**													(5,053)	(91)	—
Other operating expenses													(185,401)	(51,075)	(81,575)
Depreciation, amortization and impairment													(33,682)	(33,010)	(29,496)
Impairment of goodwill													(272,160)	—	—
Finance income													3,362	12,100	9,984
Finance costs													(21,433)	(4,798)	(26,326)
Share of profit (loss) of equity-accounted investees													(65)	(168)	34
Loss before tax													(447,546)	(60,549)	(46,674)

Notes:*     For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.

**Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2021: USD 91 and March 31, 2020: USD 5,053) for “All other segments”.

Summary of Geographical Segments

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2020	2021	2022	2021	2022
India	490,861	161,313	298,245	764,291	711,292
United States	536	32	69	437	378
South East Asia	10,324	1,375	2,221	4,902	4,505
Europe	3,998	—	18	—	—
Others	5,810	720	3,369	234	3,896
Total	511,529	163,440	303,922	769,864	720,071

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).